Goodwill and Intangible Assets (Estimated Aggregate Amortization Expense in Respect of Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2022 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
2023	¥ 7,174
2024	6,660
2025	6,149
2026	5,645
2027	¥ 5,138